CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 6,638	$ 7,267	$ 21,080	$ 2,101
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	9,732	9,962	19,709	21,718
Amortization of deferred financing costs	37	69	94	197
Amortization of debt discount		35	58	70
Non-cash lease expense	2,275	2,395
Provision for excess and obsolete inventory	19	2	44	400
Provision for excess and obsolete property and equipment	238	272
Bad debt expense	418	140	307	307
Deferred tax expense	2,008	1,737	1,080	(1,053)
Deferred tax expense (benefit)			1,080	(1,341)
Gain on sale of property	(68)	(5)	(127)	(899)
Unrealized gain on equity securities	(387)	(323)	(234)	(157)
Unrealized (gain) loss on interest rate swap	91	(998)	(1,423)	(913)
Gross profit from sale of lost-in-hole equipment	(9,146)	(6,432)	(16,813)	(7,855)
Stock-based compensation expense	3,986			32
Amortization of operating leases			(3,768)
Gain on forgiveness of PPP loan			0	(8,575)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,777)	(6,041)	(9,268)	(9,351)
Prepaid expenses and other current assets	(1,531)	(1,748)	(3,459)	(113)
Inventories, net	1,409	(543)	(940)	648
Operating lease liabilities	(2,179)	(2,407)	3,733
Accounts payable	1,982	(2,514)	(981)	3,080
Accrued expenses and other current liabilities	316	1,310	4,808	557
Net cash flows from operating activities	14,061	2,178	13,856	(494)
Cash flows from investing activities:
Proceeds from sale of property and equipment	126	80	1,042	4,972
Purchase of property, plant and equipment	(24,617)	(9,169)	(23,753)	(11,387)
Proceeds from sale of lost-in-hole equipment	11,103	8,983	20,319	9,753
Net cash from investing activities	(13,388)	(106)	(2,392)	3,338
Cash flows from financing activities:
Proceeds from Merger and PIPE Financing, net of transaction costs	23,162
Payment of deferred financing costs	(281)
Proceeds from revolving line of credit	71,646	49,659
Payments on revolving line of credit	(89,995)	(51,494)	(8,076)	(842)
Payments of deferred financing costs			(251)	(152)
Proceeds from PPP loan				2,000
Payments on long-term debt			(1,000)	(3,874)
Payments to capital leases			(10)
Payments to capital leases		(10)
Payments to holders of DTIH redeemable convertible preferred stock in connection with retiring their DTI stock upon the Merger	(194)
Net cash from financing activities	4,338	(1,845)	(9,337)	(2,868)
Effect of Changes in Foreign Exchange Rate	(207)	(62)	173	(59)
Net Change in Cash	4,804	165	2,300	(83)
Cash at Beginning of Year	2,352	52	52	135
Cash at End of Year	7,156	217	2,352	52
Supplemental cash flow information:
Cash paid for interest	851	514	340	1,928
Cash paid for income taxes	2,139	1,203	723	422
Non-cash investing and financing activities:
ROU assets obtained in exchange for lease liabilities	2,635	399	9,451
Undeclared dividends			$ 1,189	1,119
PPP loan forgiveness				$ 8,575
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	4,076	860
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	7,640	451
Non-cash directors and officers insurance	1,472
Non-cash Merger financing	2,000
Exchange of DTIH redeemable convertible preferred stock for DTIC Common Stock in connection with Merger	7,193
Issuance of DTIC common stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	10,805
Deferred financing fees included in accounts payable	2
Accretion of redeemable convertible preferred stock to redemption value	$ 314	$ 589